UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares	Value
COMMON STOCK	68.3%
COMMUNICATIONS—TOWERS	2.9%
Crown Castle International Corp.(a),(b)		265,096	$29,513,138

REAL ESTATE	65.4%
DATA CENTERS	7.9%
CyrusOne, Inc.(a),(b)		234,170	14,846,378
Digital Realty Trust, Inc.(a),(b)		229,964	25,866,351
Equinix, Inc.(a),(b)		94,613	40,957,021

			81,669,750

HEALTH CARE	7.3%
HCP, Inc.(a)		662,362	17,433,368
Healthcare Trust of America, Inc., Class A(a),(b)		525,209	14,007,324
Sabra Health Care REIT, Inc.(a),(b)		775,672	17,933,537
Ventas, Inc.		181,923	9,892,973
Welltower, Inc.(a)		259,251	16,675,024

			75,942,226

HOTEL	4.6%
Host Hotels & Resorts, Inc.(a),(b)		657,710	13,877,681
Pebblebrook Hotel Trust(a),(b)		283,625	10,315,441
RLJ Lodging Trust(a),(b)		407,541	8,978,128
Sunstone Hotel Investors, Inc.(a),(b)		856,730	14,016,103

			47,187,353

INDUSTRIALS	4.2%
Prologis, Inc.(a),(b)		638,016	43,251,105

NET LEASE	3.9%
EPR Properties(a),(b)		124,767	8,535,310
Four Corners Property Trust, Inc.		214,456	5,509,375
Gaming and Leisure Properties, Inc.(a),(b)		118,280	4,169,370
Spirit Realty Capital, Inc.		1,703,795	13,732,588
VICI Properties, Inc.(a),(b)		367,769	7,951,166

			39,897,809

OFFICE	8.1%
Alexandria Real Estate Equities, Inc.(a),(b)		109,768	13,807,717
Boston Properties, Inc.(a)		112,980	13,906,708
Douglas Emmett, Inc.(a),(b)		231,178	8,720,034
Hudson Pacific Properties, Inc.(a),(b)		339,846	11,119,761
Kilroy Realty Corp.(a),(b)		308,938	22,147,765

		Shares	Value
Vornado Realty Trust(a),(b)		194,861	$14,224,853

			83,926,838

RESIDENTIAL	15.2%
APARTMENT	10.5%
Apartment Investment & Management Co., Class A(a),(b)		231,507	10,216,404
Equity Residential(a),(b)		258,968	17,159,220
Essex Property Trust, Inc.(a),(b)		156,128	38,518,339
Mid-America Apartment Communities, Inc.(a),(b)		150,186	15,045,633
UDR, Inc.(a),(b)		693,718	28,047,019

			108,986,615

MANUFACTURED HOME	2.1%
Sun Communities, Inc.(a),(b)		213,633	21,692,295

SINGLE FAMILY	2.0%
Invitation Homes, Inc.(a),(b)		887,482	20,332,212

STUDENT HOUSING	0.6%
American Campus Communities, Inc.(a),(b)		161,018	6,627,501

TOTAL RESIDENTIAL			157,638,623

SELF STORAGE	3.8%
Extra Space Storage, Inc.(a),(b)		311,257	26,967,306
Life Storage, Inc.(a)		129,987	12,369,563

			39,336,869

SHOPPING CENTERS	9.1%
COMMUNITY CENTER	4.2%
Brixmor Property Group, Inc.(a),(b)		798,843	13,987,741
Regency Centers Corp.(a),(b)		230,262	14,891,043
Weingarten Realty Investors(a)		475,856	14,161,475

			43,040,259

FREE STANDING	1.3%
Realty Income Corp.		241,751	13,753,215

REGIONAL MALL	3.6%
Simon Property Group, Inc.(a),(b)		211,679	37,414,263

TOTAL SHOPPING CENTERS			94,207,737

SPECIALTY	1.3%
Iron Mountain, Inc.		99,664	3,440,401

		Shares	Value
Lamar Advertising Co., Class A(a),(b)		133,077	$10,353,391

			13,793,792

TOTAL REAL ESTATE			676,852,102

TOTAL COMMON STOCK (Identified cost—$523,857,011)			706,365,240

PREFERRED SECURITIES—$25 PAR VALUE	18.4%
BANKS	4.9%
Bank of America Corp., 6.20%, Series CC(a),(c)		127,981	3,314,708
Bank of America Corp., 6.00%, Series EE(c)		90,774	2,347,416
Bank of America Corp., 6.00%, Series GG(c)		104,775	2,724,150
Bank of America Corp., 5.875%, Series HH(c)		204,000	5,202,000
Bank of America Corp., 6.50%, Series Y(a),(c)		63,268	1,648,131
Citigroup, Inc., 6.30%, Series S(a),(b),(c)		189,006	4,925,496
GMAC Capital Trust I, 8.099%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(a),(d)		324,847	8,543,476
Huntington Bancshares, Inc., 6.25%, Series D(a),(c)		85,273	2,194,927
JPMorgan Chase & Co., 6.125%, Series Y(a),(c)		90,000	2,320,200
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(c),(e)		73,450	1,961,115
People’s United Financial, Inc., 5.625% to 12/15/26, Series A(c),(e)		59,468	1,531,301
Regions Financial Corp., 6.375% to 9/15/24, Series B(c),(e)		76,426	2,026,053
Synovus Financial Corp., 6.30% to 6/21/23, Series D(c),(e)		66,000	1,730,520
TCF Financial Corp., 5.70%, Series C(c)		73,000	1,758,570
US Bancorp, 5.50%, Series K(c)		122,850	3,087,221
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(c),(e)		122,748	3,163,216
Wells Fargo & Co., 5.70%, Series W(a),(c)		87,835	2,208,172

			50,686,672

ELECTRIC	1.1%
INTEGRATED ELECTRIC	0.3%
Integrys Holdings, Inc., 6.00% to 8/1/23, due 8/1/73(e)		122,977	3,206,625

REGULATED ELECTRIC	0.8%
Southern Co./The, 6.25%, due 10/15/75		233,339	6,034,147
Southern Co./The, 5.25%, due 12/1/77		69,435	1,622,696

			7,656,843

TOTAL ELECTRIC			10,863,468

		Shares	Value
FINANCIAL	2.4%
DIVERSIFIED FINANCIAL SERVICES	0.5%
KKR & Co., Inc., 6.75%, Series A(c)		140,000	$3,682,000
Oaktree Capital Group LLC, 6.55%, Series B(c)		65,000	1,616,550

			5,298,550

INVESTMENT ADVISORY SERVICES	0.3%
Ares Management LP, 7.00%, Series A(c)		136,000	3,598,560

INVESTMENT BANKER/BROKER	1.6%
Carlyle Group LP/The, 5.875%, Series A(c)		116,675	2,641,522
Charles Schwab Corp./The, 5.95%, Series D(c)		95,123	2,423,734
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(c),(e)		195,524	5,353,447
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b),(c),(e)		164,338	4,391,111
Morgan Stanley, 5.85% to 4/15/27, Series K(c),(e)		56,056	1,425,504

			16,235,318

TOTAL FINANCIAL			25,132,428

INDUSTRIALS—CHEMICALS	1.0%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(c),(e)		190,229	5,132,379
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(c),(e)		130,453	3,421,782
CHS, Inc., 7.50%, Series 4(c)		74,495	2,035,948

			10,590,109

INSURANCE	3.4%
LIFE/HEALTH INSURANCE	0.8%
MetLife, Inc., 5.625%, Series E(c)		185,000	4,662,000
Prudential Financial, Inc., 5.625%, due 8/15/58		66,000	1,634,820
Unum Group, 6.25%, due 6/15/58		66,000	1,666,500

			7,963,320

MULTI-LINE	1.1%
American Financial Group, Inc., 6.00%, due 11/15/55		107,384	2,742,587
American Financial Group, Inc., 6.25%, due 9/30/54		79,734	2,049,164
Hanover Insurance Group, Inc./The, 6.35%, due 3/30/53		78,400	1,975,680
WR Berkley Corp., 5.70%, due 3/30/58		56,505	1,382,112
WR Berkley Corp., 5.75%, due 6/1/56		142,445	3,468,536

			11,618,079

MULTI-LINE—FOREIGN	0.2%
PartnerRe Ltd., 6.50%, Series G (Bermuda)(c)		74,903	1,948,227

PROPERTY CASUALTY—FOREIGN	0.6%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(c),(e)		123,000	3,247,200

		Shares	Value
Validus Holdings Ltd., 5.80%, Series B (Bermuda)(c)		105,871	$2,763,233

			6,010,433

REINSURANCE	0.3%
Reinsurance Group of America, Inc., 5.75% to 6/15/26, due 6/15/56(a),(b),(e)		138,000	3,514,860

REINSURANCE—FOREIGN	0.4%
Arch Capital Group Ltd., 5.25%, Series E (Bermuda)(c)		6,670	153,477
Arch Capital Group Ltd., 5.45%, Series F (Bermuda)(c)		62,999	1,484,886
RenaissanceRe Holdings Ltd., 5.75%, Series F (Bermuda)(c)		94,600	2,358,378

			3,996,741

TOTAL INSURANCE			35,051,660

INTEGRATED TELECOMMUNICATIONS SERVICES	0.2%
AT&T, Inc., 5.625%, due 8/1/67		70,000	1,733,200

PIPELINES	0.9%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(e)		222,000	5,603,280
Energy Transfer Partners LP, 7.625% to 8/15/23, Series D(c),(e)		135,000	3,492,450

			9,095,730

REAL ESTATE	3.5%
DIVERSIFIED	0.5%
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a),(c)		76,536	3,787,767
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(c)		60,862	1,558,067

			5,345,834

HOTEL	0.5%
Hersha Hospitality Trust, 6.875%, Series C(a),(c)		134,345	3,300,857
Sunstone Hotel Investors, Inc., 6.95%, Series E(c)		65,000	1,686,100

			4,986,957

INDUSTRIALS	0.6%
Monmouth Real Estate Investment Corp., 6.125%, Series C(c)		140,000	3,353,000
STAG Industrial, Inc., 6.875%, Series C(c)		96,000	2,500,800

			5,853,800

NET LEASE	0.8%
Gramercy Property Trust, 7.125%, Series A(c)		151,270	3,778,724
VEREIT, Inc., 6.70%, Series F(a),(c)		189,902	4,719,065

			8,497,789

		Shares		Value
SELF STORAGE	0.3%
National Storage Affiliates Trust, 6.00%, Series A(c)		115,000		$2,855,450

SHOPPING CENTERS—COMMUNITY CENTER	0.5%
Cedar Realty Trust, Inc., 7.25%, Series B(a),(c)		33,020		815,264
DDR Corp., 6.50%, Series J(a),(c)		120,000		2,929,200
Saul Centers, Inc., 6.875%, Series C(a),(c)		49,082		1,229,504

				4,973,968

SPECIALTY	0.3%
Digital Realty Trust, Inc., 6.35%, Series I(c)		140,000		3,580,500

TOTAL REAL ESTATE				36,094,298

TECHNOLOGY—SOFTWARE	0.3%
eBay, Inc., 6.00%, due 2/1/56		133,000		3,489,920

UTILITIES	0.7%
SCE Trust IV, 5.375% to 9/15/25, Series J(c),(e)		116,165		2,830,941
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b),(c),(e)		82,931		2,047,566
SCE Trust VI, 5.00%(c)		132,644		2,865,111

				7,743,618

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$184,693,765)				190,481,103

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	45.1%
BANKS	8.7%
Bank of America Corp., 6.25% to 9/5/24, Series X(c),(e)		$5,800,000		6,126,250
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(c),(e)		5,713,000		6,177,181
Citigroup Capital III, 7.625%, due 12/1/36(a)		4,700,000		5,977,403
Citigroup, Inc., 5.90% to 2/15/23(c),(e)		2,000,000		2,050,000
Citigroup, Inc., 6.125% to 11/15/20, Series R(c),(e)		4,806,000		5,013,259
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(c),(e)		2,825,000		2,952,125
CoBank ACB, 6.25% to 10/1/22, Series F(a),(c),(e)		33,000	†	3,448,500
CoBank ACB, 6.125%, Series G(a),(c)		46,500	†	4,673,250
CoBank ACB, 6.25% to 10/1/26, Series I(a),(c),(e)		4,334,000		4,615,710
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(c),(e),(f)		63,000	†	6,772,500
Farm Credit Bank of Texas, 10.00%, Series I(a),(c)		6,000	†	6,870,000
Goldman Sachs Group, Inc./The, 5.70% to 5/10/19, Series L(c),(e)		1,520,000		1,534,820

		Principal Amount	Value
JPMorgan Chase & Co., 5.809%, (3 Month US LIBOR + 3.47%), Series I (FRN)(a),(c),(d)		$8,000,000	$8,044,000
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(c),(e)		6,650,000	7,265,125
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(c),(e)		1,500,000	1,537,500
PNC Financial Services Group, Inc., 6.75% to 8/1/21(c),(e)		2,775,000	3,005,325
Wells Fargo & Co., 6.104%, (3 Month US LIBOR + 3.77%), Series K (FRN)(c),(d)		3,800,000	3,855,822
Wells Fargo & Co., 5.90% to 6/15/24, Series S(c),(e)		1,750,000	1,778,438
Wells Fargo & Co., 5.875% to 6/15/25, Series U(c),(e)		4,330,000	4,560,096
Wells Fargo Capital X, 5.95%, due 12/15/36, (TruPS)(a)		3,700,000	3,977,500

			90,234,804

BANKS—FOREIGN	14.2%
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (EUR) (Spain)(c),(e),(g),(h)		2,600,000	3,380,979
Banco Santander SA, 6.75% to 4/25/22 (EUR) (Spain)(c),(e),(g),(h)		1,000,000	1,253,923
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(c),(e),(f)		3,300,000	3,305,976
Bankia SA, 6.375% to 9/19/23 (EUR) (Spain)(c),(e),(g),(h)		2,000,000	2,362,343
Barclays PLC, 7.75% to 9/15/23 (United Kingdom)(c),(e),(h)		3,800,000	3,819,000
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(c),(e),(g),(h)		3,400,000	3,523,345
Barclays PLC, 8.25% to 12/15/18 (United Kingdom)(a),(c),(e),(h)		2,870,000	2,898,792
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(c),(e),(f)		5,300,000	5,591,500
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(c),(e),(f),(h)		2,600,000	2,736,370
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(c),(e),(f),(h)		8,000,000	8,420,000
Cooperative Rabobank UA, 11.00% to 6/30/19, 144A (Netherlands)(a),(c),(e),(f)		10,375,000	10,989,719
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(c),(e),(f),(h)		7,300,000	8,048,148
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(c),(e),(g),(h)		3,400,000	3,489,250
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(c),(e),(f),(h)		3,600,000	3,712,500
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(c),(e),(g),(h)		4,700,000	4,823,976
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(f)		3,835,906	4,748,852
HSBC Capital Funding LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(c),(e),(f)		5,192,000	7,687,379
HSBC Holdings PLC, 6.25% to 3/23/23 (United Kingdom)(c),(e),(h)		2,800,000	2,793,000
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(c),(e),(h)		1,600,000	1,590,464

		Principal Amount		Value
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(c),(e),(h)		$4,600,000		$4,571,250
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(c),(e),(h)		5,200,000		5,395,000
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(c),(e),(g),(h)		3,600,000		3,662,935
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(c),(e),(h)		3,266,000		3,376,227
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(c),(e),(f),(h)		1,200,000		1,098,000
Nationwide Building Society, 10.25% (GBP) (United Kingdom)(c),(g)		1,815,000		3,542,593
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(c),(e)		3,541,000		4,448,381
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(c),(e),(h)		2,000,000		2,123,760
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(c),(e),(h)		9,400,000		10,093,250
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)(c),(e),(g),(h)		1,400,000		1,412,074
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(c),(e),(f),(h)		4,200,000		4,341,750
Standard Chartered PLC, 6.50% to 4/2/20, 144A (United Kingdom)(c),(e),(f),(h)		1,600,000		1,598,627
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(c),(e),(f),(h)		400,000		412,000
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(c),(e),(f),(h)		800,000		820,000
Swedbank AB, 6.00% to 3/17/22 (Sweden)(c),(e),(g),(h)		4,200,000		4,261,354
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(c),(e),(g),(h)		2,200,000		2,341,214
UBS Group AG, 7.125% to 2/19/20 (Switzerland)(c),(e),(g),(h)		3,000,000		3,076,890
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(c),(e),(g),(h)		5,000,000		5,254,660

				147,005,481

COMMUNICATIONS—TOWERS	0.4%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)		3,900	†	4,213,404

ELECTRIC—INTEGRATED ELECTRIC	0.4%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(c),(e)		4,250,000		4,329,688

		Principal Amount		Value
FOOD	1.8%
Dairy Farmers of America, Inc., 7.875%, 144A(c),(f),(i)		52,100	†	$5,296,903
Dairy Farmers of America, Inc., 7.875%, Series B, 144A(c),(f)		82,000	†	9,512,000
Land O’ Lakes, Inc., 7.00%, 144A(c),(f)		$1,650,000		1,674,750
Land O’ Lakes, Inc., 7.25%, 144A(c),(f)		1,595,000		1,662,787

				18,146,440

INDUSTRIALS—DIVERSIFIED MANUFACTURING	1.1%
General Electric Co., 5.00% to 1/21/21, Series D(a),(c),(e)		11,636,000		11,358,190

INSURANCE	12.6%
LIFE/HEALTH INSURANCE	4.9%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(f)		1,381,000		1,698,630
MetLife, Inc., 10.75%, due 8/1/39(a)		3,592,000		5,522,700
MetLife, Inc., 9.25%, due 4/8/38, 144A(a),(f)		9,265,000		12,507,750
MetLife, Inc., 5.25% to 6/15/20, Series C(c),(e)		4,266,000		4,332,123
MetLife, Inc., 5.875% to 3/15/28, Series D(c),(e)		1,650,000		1,691,250
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(e)		2,000,000		1,992,500
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(a),(e)		10,464,000		10,921,800
Prudential Financial, Inc., 5.70% to 9/15/28, due 9/15/48(e)		3,400,000		3,388,372
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(e)		1,500,000		1,588,125
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(a),(e)		5,550,000		5,607,442
Voya Financial, Inc., 6.125% to 9/15/23, Series A(c),(e)		1,550,000		1,577,125

				50,827,817

LIFE/HEALTH INSURANCE—FOREIGN	5.6%
Dai-ichi Life Insurance Co. Ltd., 4.00% to 7/24/26, 144A (Japan)(c),(e),(f)		5,100,000		4,768,500
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(c),(e),(f)		3,400,000		3,465,314
Dai-ichi Life Insurance Co. Ltd., 7.25% to 7/25/21, 144A (Japan)(c),(e),(f)		1,000,000		1,082,500
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(c),(e),(g)		3,064,000		3,305,443
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, due 4/23/48, 144A (South Korea)(e),(f)		3,200,000		3,060,061
La Mondiale SAM, 4.80% to 1/18/28, due 1/18/48 (France)(e),(g)		1,400,000		1,229,880
La Mondiale Vie, 7.625% to 4/23/19 (France)(c),(e),(g)		4,500,000		4,608,707
Meiji Yasuda Life Insurance Co., 5.10% to 4/26/28, due 4/26/48, 144A (Japan)(e),(f)		2,000,000		2,017,500

		Principal Amount	Value
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(a),(e),(f)		$7,350,000	$7,469,438
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(a),(e),(f)		5,600,000	5,551,000
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(e),(f)		3,100,000	3,173,377
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(e),(f)		1,000,000	1,017,500
Phoenix Group Holdings, 5.75% to 4/26/28 (GBP) (United Kingdom)(c),(e),(g),(h)		2,600,000	2,994,888
Phoenix Group Holdings, 5.375%, due 7/6/27, Series EMTN (United Kingdom)(g)		3,800,000	3,508,156
Prudential PLC, 6.50% to 10/20/28, due 10/20/48, Series EMTN (United Kingdom)(e),(g)		2,100,000	2,110,500
Sumitomo Life Insurance Co., 4.00% to 9/14/27, due 9/14/77, 144A (Japan)(e),(f)		2,200,000	2,058,276
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(e),(f)		6,200,000	6,727,000

			58,148,040

MULTI-LINE	0.2%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(e)		860,000	837,425
Hartford Financial Services Group, Inc./The, 4.439%, (3 Month US LIBOR + 2.125), due 2/12/47, 144A, Series ICON (FRN)(d),(f)		1,000,000	942,500

			1,779,925

PROPERTY CASUALTY	0.4%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(e)		3,150,000	3,213,000
Liberty Mutual Group, Inc., 7.80%, due 3/15/37, 144A(f)		1,147,500	1,345,444

			4,558,444

PROPERTY CASUALTY—FOREIGN	1.5%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(e),(g)		6,003,000	6,303,150
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(e),(g)		2,200,000	2,198,499
Sompo Japan Nipponkoa Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(e),(f)		3,200,000	3,316,000

		Principal Amount		Value
VIVAT NV, 6.25% to 11/16/22 (EUR) (Netherlands)(c),(e),(g)		$3,200,000		$3,248,973

				15,066,622

TOTAL INSURANCE				130,380,848

INTEGRATED TELECOMMUNICATIONS SERVICES	0.7%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman Islands)(a),(f)		3,254	†	3,514,320
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(e),(g)		3,400,000		3,390,874

				6,905,194

MATERIAL—METALS & MINING	1.2%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(a),(e),(f)		9,000,000		9,888,750
BHP Billiton Finance USA Ltd., 6.25% to 10/19/20, due 10/19/75, 144A (Australia)(e),(f)		2,000,000		2,091,000

				11,979,750

PIPELINES	1.4%
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(e)		2,750,000		2,662,730
Transcanada Trust, 5.30% to 3/15/27, due 3/15/77 (Canada)(e)		2,365,000		2,254,141
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(e)		2,700,000		2,652,750
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a),(e)		7,002,000		7,168,297

				14,737,918

UTILITIES	2.6%
ELECTRIC UTILITIES	0.3%
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(e)		3,200,000		3,245,954

ELECTRIC UTILITIES—FOREIGN	2.0%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a),(b),(e)		10,820,000		11,577,400
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(a),(e),(f)		8,110,000		9,002,100

				20,579,500

MULTI-UTILITIES	0.3%
NiSource, Inc., 5.65% to 6/15/23, 144A(c),(e),(f)		3,535,000		3,504,069

TOTAL UTILITIES				27,329,523

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$444,606,934)				466,621,240

		Shares	Value
SHORT-TERM INVESTMENTS	1.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(j)		16,810,648	$16,810,648

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$16,810,648)			16,810,648

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,169,968,358)	133.5%		1,380,278,231
LIABILITIES IN EXCESS OF OTHER ASSETS	(33.5)		(346,054,131)

NET ASSETS (Equivalent to $21.74 per share based on 47,566,736 shares of common stock outstanding)	100.0%		$1,034,224,100

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	7,125,245	USD	8,285,377	10/2/18	$12,608
Brown Brothers Harriman	GBP	5,224,787	USD	6,781,303	10/2/18	(28,686)
Brown Brothers Harriman	USD	6,820,594	GBP	5,224,787	10/2/18	(10,605)
Brown Brothers Harriman	USD	8,281,173	EUR	7,125,245	10/2/18	(8,404)
Brown Brothers Harriman	EUR	6,107,301	USD	7,114,823	11/2/18	6,776
Brown Brothers Harriman	GBP	5,135,755	USD	6,713,099	11/2/18	9,962

						$(18,349)

The total amount of all forward foreign currency exchange contracts as presented in the table above, is representative of the volume of activity for this derivative type during the nine months ended September 30, 2018.

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $713,253,169 in aggregate has been pledged as collateral.
(b)	A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $320,732,259 in aggregate has been rehypothecated.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(d)	Variable rate. Rate shown is in effect at September 30, 2018.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $176,630,790 which represents 17.1% of the net assets of the Fund, of which 0.5% are illiquid.

(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $75,284,606 which represents 7.3% of the net assets of the Fund, of which 0.0% are illiquid.

(h)

Contingent Capital security (CoCo). CoCos are preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $109,685,969 which represents 10.6% of the net assets of the Fund (7.9% of the managed assets of the Fund).

(i)	Security value is determined based on significant unobservable inputs (Level 3).
(j)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Managed Assets
Other	28.2
Insurance (Preferred)	11.9
Residential (Common)	11.4
Banks—Foreign (Preferred)	10.6
Banks (Preferred)	10.2
Shopping Centers (Common)	6.8
Office (Common)	6.1
Data Centers (Common)	5.9
Health Care (Common)	5.5
Hotel (Common)	3.4

100.0

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$706,365,240	$706,365,240	$—	$—
Preferred Securities—$25 Par Value:				—
Electric-Integrated Electric	3,206,625	—	3,206,625	—
Real Estate—Hotel	4,986,957	3,300,857	1,686,100	—
Real Estate—Industrials	5,853,800	3,353,000	2,500,800	—
Other Industries	176,433,721	176,433,721	—	—
Preferred Securities—Capital Securities:
Food	18,146,440	—	12,849,537	5,296,903
Other Industries	448,474,800	—	448,474,800	—
Short-Term Investments	16,810,648	—	16,810,648	—

Total Investments in Securities(a)	$1,380,278,231	$889,452,818	$485,528,510	$5,296,903	(b)

Forward Foreign Currency Exchange Contracts	$29,346	$—	$29,346	$—

Total Derivative Assets(a)	$29,346	$—	$29,346	$—

Forward Foreign Currency Exchange Contracts	$(47,695)	$—	$(47,695)	$—

Total Derivative Liabilities(a)	$(47,695)	$—	$(47,695)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Food
Balance as of December 31, 2017	$5,471,630
Change in unrealized appreciation (depreciation)	(174,727)

Balance as of September 30, 2018	$5,296,903

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2018 which were valued using significant unobservable inputs (Level 3) amounted to $(174,727).

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: November 21, 2018